EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 17.60%
171,822	American Homes 4 Rent REIT Class A	$ 5,637,480
87,571	Apartment Income Corp REIT	3,381,992
86,884	Apartment Investment & Management Co REIT Class A	634,253
79,417	AvalonBay Communities Inc REIT	14,627,817
60,503	Camden Property Trust REIT	7,227,083
8,594	Centerspace REIT	578,548
192,255	Equity Residential REIT	12,923,381
36,987	Essex Property Trust Inc REIT	8,959,361
125,984	Independence Realty Trust Inc REIT	2,107,712
329,320	Invitation Homes Inc REIT	11,121,136
65,563	Mid-America Apartment Communities Inc REIT	10,166,855
12,922	NexPoint Residential Trust Inc REIT	597,126
173,467	UDR Inc REIT	7,235,309
		85,198,053
Diversified REITS — 14.90%
29,753	American Assets Trust Inc REIT	765,247
98,321	Broadstone Net Lease Inc REIT	1,526,925
163,234	Digital Realty Trust Inc REIT	16,189,548
218,657	Duke Realty Corp REIT	10,539,267
42,836	EPR Properties REIT	1,536,099
51,727	Equinix Inc REIT	29,424,387
58,597	Global Net Lease Inc REIT	624,058
159,192	LXP Industrial Trust REIT	1,458,199
78,305	Necessity Retail Inc REIT	460,433
29,502	UMH Properties Inc REIT	476,457
49,826	Washington REIT	874,945
117,877	WP Carey Inc REIT	8,227,815
		72,103,380
Health Care REITS — 10.33%
54,331	CareTrust Inc REIT	983,934
13,383	Community Healthcare Trust Inc REIT	438,293
128,112	Diversified Healthcare Trust REIT	126,844
35,567	Global Medical Inc REIT	303,031
216,132	Healthcare Realty Trust Inc REIT	4,506,352
306,454	Healthpeak Properties Inc REIT	7,023,926
23,004	LTC Properties Inc REIT	861,500
340,201	Medical Properties Trust Inc REIT	4,034,784
25,569	National Health Investors Inc REIT	1,445,416
132,963	Omega Healthcare Investors Inc REIT	3,921,079
Shares		Fair Value
Health Care REITS — (continued)
7,064	Universal Health Realty Income Trust REIT	$ 305,235
227,016	Ventas Inc REIT	9,119,233
263,170	Welltower Inc REIT	16,927,094
		49,996,721
Hotels REITS — 3.78%
120,892	Apple Hospitality Inc REIT	1,699,742
18,104	Ashford Hospitality Trust Inc REIT(a)	123,288
29,217	Chatham Lodging Trust REIT(a)	288,372
118,332	DiamondRock Hospitality Co REIT	888,673
18,630	Hersha Hospitality Trust REIT Class A	148,667
406,023	Host Hotels & Resorts Inc REIT	6,447,645
128,026	Park Hotels & Resorts Inc REIT(a)	1,441,573
75,279	Pebblebrook Hotel Trust REIT	1,092,298
93,454	RLJ Lodging Trust REIT	945,755
31,325	Ryman Hospitality Properties Inc REIT	2,305,207
91,169	Service Properties Trust REIT	473,167
59,201	Summit Hotel Properties Inc REIT	397,831
119,968	Sunstone Hotel Investors Inc REIT	1,130,099
64,208	Xenia Hotels & Resorts Inc REIT	885,428
		18,267,745
Manufactured Homes REITS — 3.25%
99,342	Equity LifeStyle Properties Inc REIT	6,242,651
70,041	Sun Communities Inc REIT	9,478,649
		15,721,300
Office Property REITS — 8.08%
84,331	Alexandria Real Estate Equities Inc REIT	11,822,363
81,006	Boston Properties Inc REIT	6,073,020
97,059	Brandywine Realty Trust REIT	655,148
23,348	City Office Inc REIT	232,780
63,851	Corporate Office Properties Trust REIT	1,483,259
86,007	Cousins Properties Inc REIT	2,008,263
100,117	Douglas Emmett Inc REIT	1,795,098
51,026	Easterly Government Properties Inc REIT	804,680
75,749	Empire State Realty Trust Inc REIT Class A	496,913
63,727	Equity Commonwealth REIT	1,552,390
49,766	Franklin Street Properties Corp REIT	130,885
60,150	Highwoods Properties Inc REIT	1,621,644

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
72,998	Hudson Pacific Properties Inc REIT	$ 799,328
56,199	JBG SMITH Properties REIT	1,044,177
59,739	Kilroy Realty Corp REIT	2,515,609
26,500	Office Properties Income Trust REIT	372,325
31,497	Orion Office Inc REIT	275,599
95,992	Paramount Group Inc REIT	598,030
69,611	Piedmont Office Realty Trust Inc REIT Class A	735,092
36,519	SL Green Realty Corp REIT	1,466,603
43,980	Veris Residential Inc REIT(a)	500,053
91,491	Vornado Realty Trust REIT	2,118,931
		39,102,190
Regional Malls REITS — 3.82%
123,686	Macerich Co REIT	982,067
185,919	Simon Property Group Inc REIT	16,686,230
58,841	Tanger Factory Outlet Centers Inc REIT	804,945
		18,473,242
Shopping Centers REITS — 5.10%
52,896	Acadia Realty Trust REIT	667,547
170,197	Brixmor Property Group Inc REIT	3,143,539
41,356	Federal Realty Investment Trust REIT	3,727,003
351,266	Kimco Realty Corp REIT	6,466,807
124,445	Kite Realty Group Trust REIT	2,142,943
28,591	NETSTREIT Corp REIT(b)	509,206
87,466	Regency Centers Corp REIT	4,710,044
69,906	Retail Opportunity Investments Corp REIT	961,907
46,575	RPT Realty REIT	352,107
105,761	SITE Centers Corp REIT	1,132,700
66,701	Urban Edge Properties REIT	889,791
		24,703,594
Single Tenant REITS — 7.92%
45,342	Agree Realty Corp REIT	3,064,212
80,206	Essential Properties Realty Trust Inc REIT	1,560,007
46,312	Four Corners Property Trust Inc REIT	1,120,287
24,153	Getty Realty Corp REIT	649,474
100,590	National Retail Properties Inc REIT	4,009,517
350,752	Realty Income Corp REIT	20,413,767
77,435	Spirit Realty Capital Inc REIT	2,800,050
150,919	STORE Capital Corp REIT	4,728,292
		38,345,606
Storage REITS — 10.71%
127,479	CubeSmart REIT	5,106,809
Shares		Fair Value
Storage REITS — (continued)
76,055	Extra Space Storage Inc REIT	$ 13,135,459
47,926	Life Storage Inc REIT	5,308,284
48,468	National Storage Affiliates Trust REIT	2,015,299
89,729	Public Storage REIT	26,273,548
		51,839,399
Warehouse/Industry REITS — 13.51%
152,987	Americold Realty Trust Inc REIT	3,763,480
24,744	EastGroup Properties Inc REIT	3,571,549
75,010	First Industrial Realty Trust Inc REIT	3,361,198
35,903	Industrial Logistics Properties Trust REIT	197,466
15,920	Innovative Industrial Properties Inc REIT	1,408,920
23,018	Plymouth Industrial Inc REIT	386,933
420,496	Prologis Inc REIT	42,722,394
97,157	Rexford Industrial Realty Inc REIT	5,052,164
101,785	STAG Industrial Inc REIT	2,893,748
37,758	Terreno Realty Corp REIT	2,000,796
		65,358,648
TOTAL COMMON STOCK — 99.00% (Cost $530,776,905)		$479,109,878
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.09%
$462,831	Undivided interest of 34.08% in a repurchase agreement (principal amount/value $1,368,568 with a maturity value of $1,368,908) with Citigroup Global Markets Inc, 2.98%, dated 9/30/22 to be repurchased at $462,831 on 10/3/22 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 1/26/23 - 5/15/48, with a value of $1,395,939.(c)	462,831
TOTAL SHORT TERM INVESTMENTS — 0.09% (Cost $462,831)		$462,831
TOTAL INVESTMENTS — 99.09% (Cost $531,239,736)		$479,572,709
OTHER ASSETS & LIABILITIES, NET — 0.91%		$4,382,448
TOTAL NET ASSETS — 100.00%		$483,955,157

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2022.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
S&P 500® Emini Futures	25	USD	4,501,875	December 2022	$(142,388)
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.

September 30, 2022

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 32 futures contracts for the reporting period.

September 30, 2022